Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Warrant liability		0
2010 Warrants [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Weighted average term	2 years 2 months 12 days	3 years 2 months 12 days
Warrant exercise price probability	5.00%	5.00%
Risk free interest rate		0.595%
2010 Warrants [Member] | Maximum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility, maximum	63.40%
Risk free interest rate, maximum	0.36%
2010 Warrants [Member] | Minimum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	58.90%	66.69%
Risk free interest rate	0.25%
2011 Warrants [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Weighted average term	3 years	4 years
Warrant exercise price probability	5.00%	5.00%
Percentage of volatility, maximum		66.69%
Risk free interest rate, maximum		0.83%
2011 Warrants [Member] | Maximum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	63.40%
Risk free interest rate	0.36%
2011 Warrants [Member] | Minimum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	58.90%
Risk free interest rate	0.25%